UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Principal Executive Officer

Advisors Series Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue

Milwaukee, WI 53202
(Name and address of agent for service)

(626) 914-7363

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2026

Date of reporting period: April 30, 2026

Item 1. Reports to Stockholders.

(a)

Edgar Lomax Value Fund
LOMAX
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Edgar Lomax Value Fund for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://edgarlomax.com/documents. You can also request this information by contacting us at 1-866-205-0524.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Edgar Lomax Value Fund	$27	0.50%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$160,750,720
Number of Holdings	52
Portfolio Turnover	35%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Top 10 Issuers	(% of Net Assets)
FedEx Corp.	5.7%
Target Corp.	5.7%
UnitedHealth Group, Inc.	5.0%
Chevron Corp.	4.9%
Mondelez International, Inc. - Class A	4.1%
CVS Health Corp.	3.9%
Duke Energy Corp.	3.2%
NextEra Energy, Inc.	3.1%
Exxon Mobil Corp.	3.0%
Invesco STIT-Treasury Portfolio	3.0%

Top Sectors	(% of Net Assets)
Manufacturing	35.7%
Finance and Insurance	22.9%
Retail Trade	10.8%
Utilities	9.1%
Transportation and Warehousing	7.7%
Mining, Quarrying, and Oil and Gas Extraction	4.8%
Information	4.8%
Real Estate and Rental and Leasing	1.7%
Accommodation and Food Services	1.5%
Cash & Other	1.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://edgarlomax.com/documents.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Edgar Lomax Company documents not be householded, please contact Edgar Lomax Company at 1-866-205-0524, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Edgar Lomax Company or your financial intermediary.
Edgar Lomax Value Fund	PAGE 1	TSR-SAR-007989882

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Edgar Lomax Value Fund
Core Financial Statements
April 30, 2026

Edgar Lomax Value Fund
Schedule of Investments
April 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.2%
Beverage and Tobacco Product Manufacturing - 3.3%
Altria Group, Inc.	3,850	$279,702
Coca-Cola Co.	35,550	2,799,918
PepsiCo, Inc.	13,700	2,171,313
		5,250,933
Broadcasting and Content Providers - 1.8%
Comcast Corp. - Class A	107,850	2,916,264
Building Material and Garden Equipment - 1.2%
Home Depot, Inc.	5,700	1,874,160
Cable & Satellite - 0.0%(a)
Versant Media Group, Inc.	1,326	53,292
Chemical Manufacturing - 12.9%
Abbott Laboratories	18,900	1,715,931
AbbVie, Inc.	7,550	1,595,466
Amgen, Inc.	5,300	1,835,125
Bristol-Myers Squibb Co.	52,850	3,202,181
Gilead Sciences, Inc.	16,950	2,217,738
Merck & Co., Inc.	16,500	1,801,470
Pfizer, Inc.	156,402	4,175,933
Procter & Gamble Co.	28,650	4,214,129
		20,757,973
Computer and Electronic Product Manufacturing - 2.9%
Medtronic PLC	18,050	1,461,509
Texas Instruments, Inc.	11,300	3,176,204
		4,637,713
Couriers and Messengers - 6.2%
FedEx Corp.	22,800	9,195,468
United Parcel Service, Inc. - Class B	6,450	701,760
		9,897,228
Credit Intermediation and Related Activities - 8.7%
Bank of America Corp.	42,700	2,282,742
Bank of New York Mellon Corp.	10,500	1,410,885
Citigroup, Inc.	10,450	1,337,391
JPMorgan Chase & Co.	7,250	2,270,917
U.S. Bancorp	80,750	4,575,295
Wells Fargo & Co.	25,250	2,076,308
		13,953,538
Food Manufacturing - 4.1%
Mondelez International, Inc. - Class A	106,250	6,528,000
Food Services and Drinking Places - 1.5%
Starbucks Corp.	23,300	2,454,189

	Shares	Value
General Merchandise Stores - 5.7%
Target Corp.	70,400	$9,134,400
Health and Personal Care Retailers - 3.9%
CVS Health Corp.	75,750	6,309,217
Insurance Carriers and Related Activities - 7.5%
American International Group, Inc.	27,500	2,057,000
MetLife, Inc.	24,800	1,986,480
UnitedHealth Group, Inc.	21,650	8,020,892
		12,064,372
Leather and Allied Product Manufacturing - 0.7%
NIKE, Inc. - Class B	25,300	1,122,308
Miscellaneous Manufacturing - 2.0%
Johnson & Johnson	14,350	3,298,348
Petroleum and Coal Products Manufacturing - 7.9%
Chevron Corp.	40,600	7,848,386
Exxon Mobil Corp.	31,450	4,853,679
		12,702,065
Professional, Scientific, and Technical Services - 0.9%
Accenture PLC - Class A	8,000	1,429,680
Rail Transportation - 1.6%
Union Pacific Corp.	9,300	2,506,164
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 3.7%
Charles Schwab Corp.	23,500	2,153,540
Goldman Sachs Group, Inc.	1,375	1,270,184
Morgan Stanley	13,250	2,525,317
		5,949,041
Support Activities for Mining - 1.8%
ConocoPhillips	23,100	2,905,518
Telecommunications - 2.9%
AT&T, Inc.	150,850	3,941,710
Verizon Communications, Inc.	15,850	761,276
		4,702,986
Transportation Equipment Manufacturing - 4.9%
General Dynamics Corp.	13,400	4,613,620
General Motors Co.	15,000	1,153,350
Lockheed Martin Corp.	4,100	2,123,677
		7,890,647

The accompanying notes are an integral part of these financial statements.

1

Edgar Lomax Value Fund
Schedule of Investments
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Utilities - 9.1%
Duke Energy Corp.	39,500	$5,117,225
NextEra Energy, Inc.	51,200	5,011,456
Southern Co.	47,100	4,554,570
		14,683,251
TOTAL COMMON STOCKS (Cost $134,709,978)		153,021,287
REAL ESTATE INVESTMENT TRUSTS - 1.7%
Real Estate - 1.7%
American Tower Corp.	11,200	2,046,352
Simon Property Group, Inc.	3,450	702,800
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,542,756)		2,749,152
MONEY MARKET FUNDS - 3.0%
Invesco STIT-Treasury Portfolio - Institutional Class, 3.56%(b)	4,814,361	4,814,361
TOTAL MONEY MARKET FUNDS (Cost $4,814,361)		4,814,361
TOTAL INVESTMENTS - 99.9% (Cost $142,067,095)		$160,584,800
Other Assets in Excess of Liabilities - 0.1%		165,920
TOTAL NET ASSETS - 100.0%		$160,750,720

Percentages are stated as a percent of net assets.
(a)	Represents less than 0.05% of net assets.
(b)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

2

Edgar Lomax Value Fund
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2026 (Unaudited)

ASSETS:
Investments, at value	$160,584,800
Dividends receivable	255,472
Receivable for fund shares sold	21,625
Dividend tax reclaims receivable	3,260
Prepaid expenses and other assets	12,313
Total assets	160,877,470
LIABILITIES:
Payable for fund administration and accounting fees	61,140
Payable to Adviser	16,311
Payable for shareholder servicing fees	12,464
Payable for audit fees	10,587
Payable for transfer agent fees and expenses	4,953
Payable for directors fees	4,668
Payable for compliance fees	4,096
Payable for custodian fees	1,845
Payable for fund shares redeemed	1,600
Payable for expenses and other liabilities	9,086
Total liabilities	126,750
NET ASSETS	$ 160,750,720
Net Assets Consists of:
Paid-in capital	$131,890,331
Total distributable earnings	28,860,389
Total net assets	$ 160,750,720
Net assets	$160,750,720
Shares issued and outstanding(a)	9,010,984
Net asset value per share	$17.84
Cost:
Investments, at cost	$142,067,095

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

3

Edgar Lomax Value Fund
STATEMENT OF OPERATIONS
For the Period Ended April 30, 2026 (Unaudited)

INVESTMENT INCOME:
Dividend income	$1,783,013
Total investment income	1,783,013
EXPENSES:
Investment advisory fee (See Note 4)	330,319
Fund administration and accounting fees (See Note 4)	123,571
Sub-transfer agent expenses (See Note 4)	30,306
Federal and state registration fees	12,503
Transfer agent fees (See Note 4)	12,325
Audit fees	10,587
Trustees’ fees	10,315
Custodian fees (See Note 4)	8,667
Compliance fees (See Note 4)	7,846
Reports to shareholders	5,020
Legal fees	3,349
Other expenses and fees	3,693
Total expenses	558,501
Expense reimbursement by Adviser (See Note 4)	(259,308)
Net expenses	299,193
Net investment income (loss)	1,483,820
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	9,352,491
Net realized gain (loss)	9,352,491
Net change in unrealized appreciation (depreciation) on:
Investments	4,718,898
Net change in unrealized appreciation (depreciation)	4,718,898
Net realized and unrealized gain (loss)	14,071,389
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 15,555,209

The accompanying notes are an integral part of these financial statements.

4

Edgar Lomax Value Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$1,483,820	$2,733,555
Net realized gain (loss)	9,352,491	4,052,352
Net change in unrealized appreciation (depreciation)	4,718,898	3,244,599
Net increase (decrease) in net assets from operations	15,555,209	10,030,506
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(6,148,791)	(5,518,958)
Total distributions to shareholders	(6,148,791)	(5,518,958)
CAPITAL TRANSACTIONS:
Shares sold	54,622,551	6,954,192
Shares issued from reinvestment of distributions	6,131,627	5,506,624
Shares redeemed	(9,009,706)	(13,767,490)
Net increase (decrease) in net assets from capital transactions	51,744,472	(1,306,674)
NET INCREASE (DECREASE) IN NET ASSETS	61,150,890	3,204,874
NET ASSETS:
Beginning of the period	99,599,830	96,394,956
End of the period	$ 160,750,720	$99,599,830
SHARES TRANSACTIONS
Shares sold	3,098,305	458,199
Shares issued from reinvestment of distributions	387,587	366,376
Shares redeemed	(531,103)	(897,841)
Total increase (decrease) in shares outstanding	2,954,789	(73,266)

The accompanying notes are an integral part of these financial statements.

5

EDGAR LOMAX VALUE FUND
FINANCIAL HIGHLIGHTS

	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$16.45	$15.73	$13.06	$14.58	$15.23	$11.96
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.21	0.46	0.46	0.47	0.40	0.42
Net realized and unrealized gain (loss) on investments(b)	2.20	1.17	2.86	(0.91)	(0.28)	4.43
Total from investment operations	2.41	1.63	3.32	(0.44)	0.12	4.85
LESS DISTRIBUTIONS FROM:
Net investment income	(0.45)	(0.46)	(0.47)	(0.42)	(0.40)	(0.44)
Net realized gains	(0.57)	(0.45)	(0.18)	(0.66)	(0.37)	(1.14)
Total distributions	(1.02)	(0.91)	(0.65)	(1.08)	(0.77)	(1.58)
Net asset value, end of period	$17.84	$16.45	$15.73	$13.06	$14.58	$15.23
Total return(c)	15.44%	10.91%	26.30%	−3.62%	0.78%	43.39%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$160,751	$99,600	$96,395	$83,391	$100,931	$100,963
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(d)	0.93%	1.01%	0.99%	1.01%	1.00%	0.98%
After expense reimbursement/ recoupment(d)	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets(d)	2.47%	2.86%	3.03%	3.17%	2.68%	2.75%
Portfolio turnover rate(c)	35%	35%	30%	38%	40%	34%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

6

EDGAR LOMAX VALUE FUND
NOTES TO FINANCIAL STATEMENTS
at April 30, 2026 (Unaudited)
NOTE 1 – ORGANIZATION
The Edgar Lomax Value Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.” The Fund’s investment objective is to seek long-term capital growth while providing some income. The Fund began operations on December 12, 1997.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.
A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.
B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The tax returns of the Fund’s prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken or expected to be taken on a tax return. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
C.
Securities Transactions, Income and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on a first-in, first-out basis. Interest income is recorded on an accrual basis. Dividend income, income and capital gain distributions from underlying funds, and distributions to shareholders are recorded on the ex-dividend date.

Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.
The Fund distributes substantially all net investment income, if any, and net realized gains, if any, annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes.
The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differs from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.
D.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

E.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

7

EDGAR LOMAX VALUE FUND
NOTES TO FINANCIAL STATEMENTS
at April 30, 2026 (Unaudited)(Continued)
F.
Events Subsequent to the Fiscal Period End: In preparing the financial statements as of April 30, 2026, management considered the impact of subsequent events for the potential recognition or disclosure in the financial statements. Management has determined there were no subsequent events that would need to be disclosed in the Fund’s financial statements.

NOTE 3 – SECURITIES VALUATION
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –
Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.
The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).
Equity Securities: The Fund’s investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.
Investment Companies: Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in level 1 of the fair value hierarchy.
Short-Term Securities: Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s net asset value (“NAV”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Fund’s investment advisor, The Edgar Lomax Company (“Advisor”), as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5, subject to the Board’s oversight. The Advisor, as Valuation Designee, is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

8

EDGAR LOMAX VALUE FUND
NOTES TO FINANCIAL STATEMENTS
at April 30, 2026 (Unaudited)(Continued)
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s securities as of April 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$153,021,287	$—	$—	$153,021,287
Real Estate Investment Trusts	2,749,152	—	—	2,749,152
Money Market Funds	4,814,361	—	—	4,814,361
Total Investments	$160,584,800	$—	$—	$160,584,800

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification.
Accounting Pronouncements: In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the President and Chief Operating Officer, who serve jointly as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances the transparency of income tax disclosures, primarily related to the effective tax rate reconciliation and income taxes paid. Management evaluated the guidance in ASU 2023-09 and determined that adoption of the standard did not have a material impact on its financial statements or related disclosures. Accordingly, no changes were made to the Fund’s income tax disclosures upon adoption.
NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Advisor provides the Fund with investment management services under an investment advisory agreement. The Advisor furnishes all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.55% based upon the average daily net assets of the Fund. Additionally, the Advisor has agreed to voluntarily waive a portion of its management fee and pay certain Fund expenses such that “Total Annual Fund Operating Expenses” will decline to 0.50% for underperformance versus the S&P 500® Value Index during either the 3-year or 5-year period. While this voluntary management fee waiver can be discontinued at any time, the Advisor has no intention of doing so. For the period ended April 30, 2026, the Fund incurred $330,319 in advisory fees, of which the Advisor voluntarily waived $30,906 resulting in net advisory fees of $299,413 before expense limitation waivers. This excludes additional voluntarily waived expenses of $84,431.
The Fund is responsible for its own operating expenses. The Advisor has contractually agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, interest, taxes and extraordinary expenses) to 0.70% of average daily net assets. Effective March 1, 2026, the expense limitation was reduced to 0.68% of average daily net assets. Effective April 1, 2026, the expense limitation was further reduced to 0.66% of averaged daily net assets. If the Advisor waives advisory fees under the arrangement described above, it has also agreed to absorb all expenses, other than advisory fees. For the period ended April 30, 2026, the Fund’s aggregate annual operating expenses were reduced to 0.50% of the Fund’s average daily net assets, including contractual expense limits. Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to

9

EDGAR LOMAX VALUE FUND
NOTES TO FINANCIAL STATEMENTS
at April 30, 2026 (Unaudited)(Continued)
the Advisor, if so requested by the Advisor, in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund towards the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement is also contingent upon the Board’s review and approval. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For the period ended April 30, 2026, excluding amounts voluntarily waived, the Advisor reduced its fees and absorbed Fund expenses in the amount of $143,971; no amounts were reimbursed to the Advisor. The Advisor may recapture portions of the amounts shown below no later than the corresponding dates:

Expires	Amount
10/31/2026	$156,412
10/31/2027	270,232
10/31/2028	296,261
4/30/2029	143,971
$866,876

U.S. Bancorp Fund Services, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as the custodian (the “Custodian”) to the Fund. The Custodian is an affiliate of Fund Services. Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board.
The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the period ended April 30, 2026 are disclosed in the Statement of Operations.
Quasar Distributors, LLC (“Quasar”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Quasar is a wholly-owned subsidiary of Foreside Financial Group, LLC, doing business as ACA Group.
The Fund has entered into agreements with various brokers, dealers and financial intermediaries to compensate them for transfer agent services that would otherwise be executed by Fund Services. These sub-transfer agent services include pre-processing and quality control of new accounts, maintaining detailed shareholder account records, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions. The Fund expensed $30,306 of sub-transfer agent fees during the period ended April 30, 2026.
NOTE 5 – PURCHASES AND SALES OF SECURITIES
For the period ended April 30, 2026, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $85,877,652 and $41,279,379, respectively. There were no purchases or sales of long-term U.S. Government securities.
NOTE 6 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during the period ended April 30, 2026, and the year ended October 31, 2025, was as follows:

	Period Ended April 30, 2026	Year Ended October 31, 2025
Ordinary income	$2,713,922	$5,176,188
Long-term capital gains	3,434,869	342,770

10

EDGAR LOMAX VALUE FUND
NOTES TO FINANCIAL STATEMENTS
at April 30, 2026 (Unaudited)(Continued)
As of October 31, 2025, the Fund’s most recently completed fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments(a)	$85,810,000
Gross tax unrealized appreciation	19,846,312
Gross tax unrealized depreciation	(6,160,880)
Net tax unrealized appreciation (depreciation)(a)	13,685,432
Undistributed ordinary income	2,333,674
Undistributed long-term capital gain	3,434,865
Total distributable earnings	5,768,539
Total accumulated earnings/(losses)	$19,453,971

(a)	The difference between book-basis and tax-basis net unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.
NOTE 7 – TRUSTEES AND OFFICERS
Effective December 31, 2025, Joe Redwine retired from the Board.
Ms. Elaine Richards resigned as Secretary and Vice President of the Trust effective March 20, 2026. Ms. Lillian Kabakali was appointed Secretary and Vice President of the Trust effective March 20, 2026.

11

EDGAR LOMAX VALUE FUND
ADDITIONAL INFORMATION (Unaudited)
The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Advisory Agreement (Unaudited)
At meetings held on October 22, 2025 and December 11-12, 2025, the Board (which is comprised of five persons, all of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved, for another annual term, the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and The Edgar Lomax Company (the “Advisor”) on behalf of the Edgar Lomax Value Fund (the “Fund”). At both meetings, the Board received and reviewed substantial information regarding the Fund, the Advisor and the services provided by the Advisor to the Fund under the Advisory Agreement. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:
1.
The nature, extent and quality of the services provided and to be provided by the Advisor under the Advisory Agreement. The Board considered the nature, extent and quality of the Advisor’s overall services provided to the Fund, as well as its specific responsibilities in all aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Fund. The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, as well as the Advisor’s cybersecurity program, AI-use policy, liquidity risk management program, valuation procedures, business continuity plan, and risk management process. The Board further considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with certain personnel of the Advisor to discuss the Fund’s performance and investment outlook as well as various compliance topics and marketing/distribution. The Board concluded that the Advisor had the quality and depth of personnel, resources, investment processes and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that they were satisfied with the nature, overall quality and extent of such management services.

2.
The Fund’s historical performance and the overall performance of the Advisor. In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the short-term and long-term performance of the Fund as of June 30, 2025, on both an absolute basis and a relative basis in comparison to its peer funds utilizing Morningstar classifications, appropriate securities market benchmarks, a cohort that is comprised of similarly managed funds selected by an independent third-party consulting firm engaged by the Board to assist it in its 15(c) review (the “Cohort”), and the Advisor’s similarly managed accounts. While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance. When reviewing performance against the comparative Morningstar peer group universe, the Board took into account that the investment objective and strategies of the Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe. When reviewing the Fund’s performance against broad market benchmarks, the Board took into account the differences in portfolio construction between the Fund and such benchmarks as well as other differences between actively managed funds and passive benchmarks, such as objectives and risks. In assessing periods of relative underperformance or

12

EDGAR LOMAX VALUE FUND
ADDITIONAL INFORMATION (Unaudited)(Continued)
outperformance, the Board took into account that relative performance can be significantly impacted by performance measurement periods and that some periods of underperformance may be transitory in nature while others may reflect more significant underlying issues.
The Board noted that the Fund underperformed the average of its Morningstar peer group over the one-, three- and five-year periods and slightly underperformed for the ten-year period, all periods ended June 30, 2025. The Board further noted that the Fund underperformed the average of its Cohort for the one-, three-, five-, and ten-year periods, all periods ended June 30, 2025.
The Board reviewed the performance of the Fund against broad-based securities market benchmarks noting that it had underperformed its primary benchmark and secondary benchmark for the one-, three-, five-, and ten-year periods ended June 30, 2025. The Fund outperformed its tertiary benchmark for the one-year period and underperformed the three-, five- and ten-year periods ended June 30, 2025.
The Board also noted that the Fund underperformed the similarly managed composite for the one- , three-, five- and ten-year periods, all periods ended June 30, 2025, although the differences were not significant.
3.
The costs of the services to be provided by the Advisor and the structure of the Advisor’s fee under the Advisory Agreement. In considering the advisory fee and total expenses of the Fund, the Board reviewed comparisons to the Cohort, and the Advisor’s similarly managed accounts for other types of clients, as well as all expense waivers and reimbursements for the Fund. When reviewing fees charged to other separately managed accounts, the Board took into account the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.

The Board noted that the Advisor had contractually agreed to limit the annual expense ratio for the Fund to no more than 0.70%, excluding certain operating expenses (the “Expense Cap”). Additionally, the Board noted that the Advisor had voluntarily agreed to waive a portion of its advisory fees in the event, at the end of any month, the Fund’s trailing three-year and/or five-year average annual total return was less than that of a specific index. The Board considered that the contractual management fee was below the Cohort median and at the average and that the Fund’s net expense ratio was below the Cohort median and average. The Board considered the advisory fee waivers and the reimbursement of Fund expenses necessary to maintain the Expense Cap.
The Board also considered the services the Advisor provided to its separately managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund. The Board found that the management fees charged to the Fund were in some cases higher than the fees charged to the Advisor’s similarly managed account clients due to the increased services provided to the Fund.
The Board determined that it would continue to monitor the appropriateness of the advisory fee for the Fund and concluded that, at this time, the fee to be paid to the Advisor was fair and reasonable.
4.
Economies of Scale. The Board also considered whether economies of scale were being realized by the Advisor that should be shared with shareholders. The Board further noted that the Advisor has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Fund does not exceed the specified Expense Cap. The Board noted that at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Advisor that should be shared with shareholders and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels continue to increase.

5.
The profits to be realized by the Advisor and its affiliates from their relationship with the Fund. The Board reviewed the Advisor’s financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Fund. The Board considered the profitability to the Advisor from its relationship with the Fund and considered any additional material benefits derived by the Advisor from its relationship with the Fund, such as “soft dollar” benefits that may be received in exchange for Fund brokerage. The Board also considered that the Fund does not charge Rule 12b-1 fees. After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor had maintained adequate resources and profit levels to support the services it provides to the Fund.

13

EDGAR LOMAX VALUE FUND
ADDITIONAL INFORMATION (Unaudited)(Continued)
No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the Fund, but rather the Trustees based their determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangement with the Advisor, including the advisory fees, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the continuance of the Advisory Agreement for the Fund would be in the best interest of the Fund and its shareholders.

14

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advisors Series Trust

By (Signature and Title)*	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date	7/8/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date	7/8/2026

By (Signature and Title)*	/s/ Kevin J. Hayden
Kevin J. Hayden, Vice President/Treasurer/Principal Financial Officer

Date	7/8/2026

* Print the name and title of each signing officer under his or her signature